Voya Target Retirement 2060 Fund Annual Fund Operating Expenses - Voya Target Retirement 2060 Fund	May 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 1, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.09%	[1]
Acquired Fund Fees and Expenses	0.14%	[1]
Expenses (as a percentage of Assets)	0.66%	[1],[2]
Fee Waiver or Reimbursement	(0.01%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.65%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.04%	[1]
Acquired Fund Fees and Expenses	0.14%	[1]
Expenses (as a percentage of Assets)	0.36%	[1],[2]
Fee Waiver or Reimbursement	0.00%	[1],[3]
Net Expenses (as a percentage of Assets)	0.36%	[1]
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%	[1]
Distribution and Service (12b-1) Fees	0.50%	[1]
Other Expenses (as a percentage of Assets):	0.09%	[1]
Acquired Fund Fees and Expenses	0.14%	[1]
Expenses (as a percentage of Assets)	0.91%	[1],[2]
Fee Waiver or Reimbursement	(0.01%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.90%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.01%	[1]
Acquired Fund Fees and Expenses	0.14%	[1]
Expenses (as a percentage of Assets)	0.33%	[1],[2]
Fee Waiver or Reimbursement	(0.08%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.25%	[1]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Total Annual Fund Operating Expenses may be higher that the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Voya Invesments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, and 0.25% for Class A, Class I, Class R, and Class R6 shares, respectively, through October 1, 2026. The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the Fund’s Board of Trustees (the “Board”) who are not “interested persons,” as that term is defined in the 1940 Act. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Fund’s Board.